SCHEDULE OF RESERVE FOR SALES RETURNS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Reserve For Sales Returns
Reserve for sales returns at beginning of the year	$ 960,000	$ 1,224,000	$ 1,224,000	$ 896,000
Provision for estimated sales returns	4,020,000	4,187,000	3,881,000	5,771,000
Sales returns received	(2,058,000)	(2,445,000)	(4,145,000)	(5,443,000)
Reserve for sales returns at end of the period	$ 2,922,000	$ 2,966,000	$ 960,000	$ 1,224,000